Description of Organization and Summary of Significant Accounting Policies - Accounts Receivable (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Description of Organization and Summary of Significant Accounting Policies
Allowance for doubtful accounts receivable	$ 400,000	$ 400,000	$ 300,000	$ 0
Reserve for physical media inventory	$ 0	0	$ 0	$ 0
Theatrical Pay it Forward
Description of Organization and Summary of Significant Accounting Policies
Reserve for physical media inventory		$ 200,000